OPERATING INCOME AND OPERATING EXPENSES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating income and operating expense [Abstract]
Deposits	$ (4,279,316)	$ (3,878,528)	$ (2,415,187)
Debt securities in issue	(1,191,000)	(1,335,192)	(1,057,748)
Financial borrowings	(672,472)	(723,385)	(454,326)
Preferred shares	(58,714)	(58,714)	(58,714)
Borrowings from other financial institutions	(15,860)	(6,345)	(6,836)
Other interest	(15,624)	(50,936)	(45,130)
Interest expenses	$ (6,232,986)	$ (6,053,100)	$ (4,037,941)